INVENTORIES - Movements in the allowance for obsolescence of inventories (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Inventories
At the beginning of the year	$ 5,618
At the end of the year	3,115	$ 5,618
Allowance for obsolescence of inventories
Inventories
At the beginning of the year	(383)	(478)
Additions	(47)	(26)
Decreases (includes RECPAM)	107	121
At the end of the year	$ (323)	$ (383)